Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Expenses
Professional fees	$ 1,584,940	$ 1,563,678	$ 6,971,520
Consulting fees	6,432,754	937,410	858,517
Stock-based compensation (Notes 16, 18, 19, 20, 23)	361,977	953,845	2,630,249
Directors’ and officers’ consulting fees (Note 23)	1,589,560	915,768	3,840,915
Insurance expense	359,242	540,364	924,834
General and administrative expenses	1,133,908	380,746	518,824
Travel expenses	307,175	282,806	248,746
Transfer agent and regulatory fees	258,964	144,611	141,446
Research expenses		41,066	12,000
Depreciation on right-of-use assets (Note 12)	29,040	31,680	2,640
Bank fees and interest	8,598	7,097	13,577
Accretion expense (Note 14)	1,735	5,907	654
Interest on loan and debentures	10	77	1,193
Total Expenses	(12,067,903)	(5,805,055)	(16,165,115)
Other Items
Loss on termination of property options (Note 8)	(1,450,319)	(4,652,894)
Gain (loss) on change in fair value of derivative liabilities (Note 15)	322,552	2,382,179	(246,460)
Realized loss on sale of short-term investments (Note 7)	(41,063)
Unrealized gain on change of fair value of investments (Note 7, 11)	847,813
Share of loss on investment in joint venture (Note 9)	(17,315)
Gain (loss) on debt settlement (Note 18)	(3,670,079)	56,924	(157,502)
Taxes and penalties (Note 17)	(1,059,721)
Premium on flow-through shares (Note 17)	2,016,543	1,159,632
Reversal on flow-through premium liability (Note 17)	460,974
Grant income			109,750
Interest income (Note 10)	29,494	439
Foreign exchange gain (loss)	(1,356,764)	7,857	996,382
Total other income	(3,917,885)	(1,045,863)	702,170
Net Loss and Comprehensive Loss	$ (15,985,788)	$ (6,850,918)	$ (15,462,945)
Weighted Average Number of Outstanding Shares
Basic and diluted (Note 22)	4,972,546	1,556,828	1,387,219
Net Loss per Share
Basic and diluted (Note 22)	$ (3.21)	$ (4.40)	$ (11.15)